LINE OF CREDIT PAYABLE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
LINE OF CREDIT PAYABLE

NOTE 4 – LINE OF CREDIT PAYABLE

On July 15, 2012, the Company executed a revolving credit line with third party for up to $200,000.  The unsecured line of credit bears interest at 6% per annum with principal and interest due on July 16, 2015.  During the year ended December 31, 2013, the Company repaid the entire balance of principal of $92,200 and accrued interest of $3,463.  During the year ended December 31, 2013, the parties mutually agreed to terminate the revolving line of credit.  As of December 31, 2013 and 2012, the balance was $0 and $35,000, respectively.  As of December 31, 2013, the balance of accrued interest was $0.

Interest expense for line of credit payable for the year ended December 31, 2013 and for the period from inception (July 10, 2012) through December 31, 2012 was $2,963 and $501, respectively.